UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   660 Steamboat Road
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren      Greenwich, Connecticut          11/15/99
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             44
                                               -------------

Form 13F Information Table Value Total:          248,066
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
Abgenix Inc                       Common Stock   00339B107    4,350  111,000  SH        sole                111,000
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Advanced Neuromodulation Sys      Common Stock   00757T101    3,560  431,500  SH        sole                431,500
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Alkermes Inc                      Common Stock   01642T108    5,474  190,000  SH        sole                190,000
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Amgen Inc                         Common Stock   031162100    5,501   67,500  SH        sole                 67,500
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Arthrocare Corp                   Common Stock   043136100    4,425   81,000  SH        sole                 81,000
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Astrazeneca PLC                   Sponsored ADR  046353108   13,402  317,200  SH        sole                317,200
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Aurora Biosciences Corp           Common Stock   051920106    1,499  110,000  SH        sole                110,000
------------------------------------------------------------------------------------------------------------------------------------
Biochem Pharma Inc                Common Stock   09058T108    2,992  125,000  SH        sole                125,000
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Biochem Pharma Inc                Common Stock   09058T9AD      200      400  SH CALL   sole                    400
------------------------------------------------------------------------------------------------------------------------------------
Biocryst Pharmaceuticals          Common Stock   09058V103    2,437  100,500  SH        sole                100,500
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Biotime Inc                       Common Stock   09066L105    2,382  262,879  SH        sole                262,879
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Centocor Inc                      Common Stock   152342101    8,239  140,680  SH         sole                 140,680
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Cubist Pharmaceuticals Inc        Common Stock   229678107    3,267  381,500  SH         sole                 381,500
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Endosonics Corp                   Common Stock   29264K105    4,895  575,900  SH         sole                 575,900
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Enzon Inc                         Common Stock   293904108   49,273 1,615,500 SH         sole               1,615,500
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Gilead Sciences Inc               Common Stock   375558103    5,007   78,000  SH         sole                  78,000
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc               Common Stock   3755589WM      511      670  SH PUT     sole                     670
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Idec Pharmaceuticals Corp         Common Stock   449370105    9,093   96,700  SH         sole                  96,700
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Idec Pharmaceuticals Corp         Common Stock   4493709WS      594      500  SH PUT     sole                     594
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Invitrogen Corp                   Common Stock   46185R100    7,162  213,000  SH         sole                 213,000
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Johnson & Johnson                 Common Stock   478160104      919   10,000  SH         sole                  10,000
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King Pharmaceuticals Inc          Common Stock   495582108    1,925   55,000  SH         sole                  55,000
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LJL Biosystems Inc                Common Stock   501873103    1,599  482,600  SH         sole                 482,600
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Lilly Eli & Co                    Common Stock   532457108    4,355   67,844  SH         sole                  67,844
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Medimmune Inc                     Common Stock   584699102   15,626  156,800  SH         sole                 156,800
------------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc                     Common Stock   585055106    3,450   97,000  SH         sole                  97,000
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Millennium Pharmaceuticals Inc    Common Stock   599902103    3,250   50,000  SH         sole                  50,000
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PE Corp                           Com PE Bio Grp 69332S102   14,060  194,600  SH         sole                 194,600
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PE Corp                           Celera Gen Grp 69332S201    7,295  181,250  SH         sole                 181,250
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Pharmacia & Upjohn Inc            Common Stock   716941109    6,717  135,352  SH         sole                 135,352
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QLT Phototherapeutics Inc         Common Stock   746927102    2,942   38,500  SH         sole                  38,500
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Ribozyme Pharmaceuticals Inc      Common Stock   762567105       50   10,000  SH         sole                  10,000
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St Jude Med  Inc                  Common Stock   790849103    2,048   65,000  SH         sole                  65,000
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Sepracor Inc                      Common Stock   817315104    7,512   99,500  SH         sole                  99,500
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Strategic Diagnostics Inc         Common Stock   862700101    4,359  481,000  SH         sole                 481,000
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Thoratec Labs Corp                Common Stock   885175307      351   46,000  SH         sole                  46,000
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Transkaryotic Therapies Inc       Common Stock   893735100    1,942   37,800  SH         sole                  37,800
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U S  Bioscience Inc               Common Stock   911646206    9,386  658,700  SH         sole                 658,700
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U S  Bioscience Inc               Common Stock   9116469CB      365      800  SH CALL    sole                     800
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Valentis Inc                      Common Stock   91913E104    2,486  490,998  SH         sole                 490,998
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Visible Genetics Inc              Common Stock   92829S104   14,409  768,500  SH         sole                 768,500
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Waters Corp                       Common Stock   941848103    7,328  121,000  SH         sole                 121,000
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Xoma Ltd                          ORD            G9825R107    1,216  414,100  SH         sole                 414,100
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Xomed Surgical Prods Inc          Common Stock   98412V107      213    3,750  SH         sole                   3,750
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